SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,662	$ 4,313	$ 4,477
Less: accumulated depreciation	(3,239)	(2,722)	(2,660)
Property and equipment, net	1,423	1,591	1,817
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,951	2,665	2,723
Office Equipment and Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,711	$ 1,648	$ 1,754